Joint Venture (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Joint Ventures [Line Items]
Disclosure of Change in Investments in Joint Ventures

The changes in investment in the Joint Venture since initial contribution are as follows:

	Minera Exar S.A.	Exar Capital B.V.	Total
	$	$	$
Investment in Joint Venture – December 31, 2016	13,136	-	13,136
Share of loss of Joint Venture	(4,850)	-	(4,850)
Translation adjustment	(2,127)	-	(2,127)
Contribution to Joint Venture	13,717	-	13,717
Elimination of unrealized interest on loans to Joint Venture	(239)	-	(239)
Investment in Joint Venture – December 31, 2017	19,637	-	19,637
Share of loss of Joint Venture	(1,077)	730	(347)
Contribution to Joint Venture	11,403	7,390	18,793
Return of the investment as part of the Transaction	(8,004)	-	(8,004)
Increase in Company's share as part of the Transaction	6,104	-	6,104
Elimination of unrealized gain on intercompany transactions	(833)	(68)	(901)
Investment in Joint Venture – December 31, 2018	27,230	8,052	35,282

Reconciliation of Summarized Financial Information to Carrying Value

Reconciliation of Summarized Financial Information to Carrying Value

	Minera Exar S.A.	Exar Capital B.V.
	$	$
Opening net assets	38,917	-
Equity contribution	20,000	2,500
Return of the investment as part of the Transaction	(8,004)	-
Net (loss)/income	(2,154)	1,325
Closing net assets, December 31, 2018	48,759	3,825
Company's share of net assets (62.5%)	30,474	2,391
50% of return of the investment as part of the Transaction	(4,002)	-
Elimination of unrealized gain on intercompany transactions and other	(1,072)	(166)
Joint Venture expenditures incurred by the Company	1,830	-
Difference between the face value and the fair value of loans to Exar Capital B.V.	-	5,827
Carrying value	27,230	8,052

Summary of Loans to Joint Venture

The Company has entered into the following loan agreements with Minera Exar and Exar Capital B.V., terms of which are summarized below:

$
Loans granted to Minera Exar in 2017, maturity 7 years, interest rate LIBOR+7.57%	11,000
Accrued interest	479
Loans to Joint Venture, at December 31, 2017	11,479
Loans granted to Minera Exar in 2018, maturity 7 years, interest rate LIBOR+7.57%	16,500
Repayment of principal and accrued interest as part of the Transaction	(18,740)
Accrued interest	1,697
Loans granted to Exar Capital B.V.	7,500
Difference between the face value and the fair value of loans to Exar Capital B.V.	(5,827)
Loans to Joint Venture, at December 31, 2018	12,609

Minera Exar S.A.
Disclosure Of Joint Ventures [Line Items]
Disclosure of Financial Statements Information of Joint Ventures

The following amounts represent the amounts presented in the financial statements of Minera Exar. They have been amended to reflect modifications for differences in accounting policies.

	December 31, 2018	December 31, 2017
	$	$
Current assets
Cash and cash equivalents	2,668	9,198
Other current assets	2,854	2,410
Total current assets	5,522	11,608
Non-current assets	148,479	66,821
Current liabilities	(8,783)	(13,189)
Non-current liabilities	(96,459)	(26,323)
Net assets	48,759	38,917

Summarized statement of loss from operations	For the years ended
	December 31, 2018	December 31, 2017
	$	$
Exploration expenditures	-	8,898
Depreciation	-	213
Other expense	2,154	589
Net loss	2,154	9,700

Exar Capital B V
Disclosure Of Joint Ventures [Line Items]
Disclosure of Financial Statements Information of Joint Ventures

The following amounts represent the amounts presented in the financial statements of Exar Capital B.V.

December 31, 2018
$
Current assets
Cash and cash equivalents	395
Other current assets	13
Total current assets	408
Non-current assets - loans granted to Minera Exar S.A.	69,453
Current liabilities - loans from Lithium Americas and Ganfeng	(65,869)
Other current liabilities	(167)
Net assets	3,825

Loans from Lithium Americas and Ganfeng are presented as current liabilities in Exar Capital B.V. In accordance with the terms of the loan agreements, the loans can be called at any time by unanimous agreement of Lithium Americas and Ganfeng.

Summarized statement of loss from operations	For the year ended December 31, 2018
$
Interest income on loans from Minera Exar S.A.	1,353
General and administrative expenses	(28)
Net income	1,325